Note 10 - Options (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2012	2011

Volatility	64.7%	63.8%
Risk-free interest rate	0.08%	0.02%
Expected life (in years)	10.00	7.77
Dividend yield	-	-
The weighted average grant date fair value per options granted	$2.51	$1.86

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			November 30, 2012			November 30, 2011			November 30, 2010
	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value
		$	$		$	$		$	$

Outstanding, beginning of period,	3,216,954	5.33	2.82	3,038,698	5.53	2.87	2,939,188	6.48	3.46
Granted	955,000	3.27	2.51	328,000	3.51	1.84	152,722	3.36	1.59
Exercised	-	-	-	(25,000)	3.73	1.55	-	-	-
Forfeiture	(32,862)	-	-	(4,667)	-	-	(25,000)	-	-
Expired	(33)	69.74	53.82	(120,077)	6.01	1.61	(28,212)	51.47	25.29
Balance at end of period	4,139,059	4.86	2.76	3,216,954	5.53	2.87	3,038,698	6.48	3.46

Options exercisable, end of year	2,286,589	5.94	3.55	1,585,816	7.11	4.03	1,328,667	8.00	4.45

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
				Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average exercise price per share	Weighted average remaining contract life (years)	Weighted average grant due fair value	Number exercisable	Weighted average exercise price per share	Weighted average grant date fair value
		$		$		$	$

Under 2.50	-	-	-	-	-	-	-
2.51 - 5.00	4,094,833	3.52	3.90	1.85	2,242,363	3.48	1.89
5.01 - 7.50	-	-	-	-	-	-	-
7.51 - 10.00	-	-	-	-	-	-	-
10.01 - 100.00	36,032	39.52	4.83	30.99	36,032	39.50	30.99
300.00 - 500.00	3,971	331.15	3.30	223.52	3,971	331.15	223.52
500.01 - 1,000.00	4,190	705.99	0.29	435.71	4,190	705.99	435.71
1,000.01 - 1,500.00	33	1,149.13	1.45	709.18	33	1,149.13	709.18
	4,139,059	4.86			2,286,589	5.94

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	November 30, 2012	November 30, 2011	November 30, 2010
	$	$	$

Research and development	1,505,061	601,423	885,600
Selling, general and administrative	818,784	101,037	138,026
	2,323,845	702,460	1,023,626